Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	108 Months Ended	116 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
Longboard Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	13.29%	29.16%	10.26%	8.29%
Longboard Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	13.42%	29.51%	10.54%		8.13%
S P 500 Index [Member] | Longboard Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	15.07%	33.89%	15.77%	14.82%
S P 500 Index [Member] | Longboard Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	15.07%	33.89%	15.77%		13.59%
Without Sales Load [Member] | Longboard Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	6.77%	21.78%	8.95%	7.58%
Russell 2000 Total Return Index [Member] | Longboard Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	18.40%	36.43%	9.90%	10.26%
Russell 2000 Total Return Index [Member] | Longboard Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	18.40%	36.43%	9.90%		8.55%
Morningstar Moderate Target Risk Index [Member] | Longboard Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	8.02%	17.15%	6.45%	7.33%
Morningstar Moderate Target Risk Index [Member] | Longboard Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	8.02%	17.15%	6.45%		6.43%
I C E Bof A 3 Month U. S. Treasury Bill [Member] | Longboard Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	2.57%	5.35%	2.42%	1.93%
I C E Bof A 3 Month U. S. Treasury Bill [Member] | Longboard Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	2.57%	5.35%	2.42%		1.79%